Securities - Summary of Allowance for Credit Losses - Securities at FVOCI (Detail) - Debt securities at fair value through other comprehensive income [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of financial assets [line items]
Balance at beginning of period	$ (3)	$ 11
Provision for credit losses
Purchases	18	5
Sales and maturities	(13)	(10)
Changes in risk, parameters and exposures	7	(9)
Exchange rate and other	(1)
Balance at end of period	8	(3)
Performing Stage one [member]
Disclosure of financial assets [line items]
Balance at beginning of period	4	4
Provision for credit losses
Purchases	18	5
Sales and maturities	(13)	(3)
Changes in risk, parameters and exposures	3	(2)
Balance at end of period	12	4
Performing Stage two [member]
Disclosure of financial assets [line items]
Balance at beginning of period		7
Provision for credit losses
Sales and maturities		(7)
Changes in risk, parameters and exposures		1
Exchange rate and other		(1)
Impaired Stage three [member]
Disclosure of financial assets [line items]
Balance at beginning of period	(7)
Provision for credit losses
Changes in risk, parameters and exposures	4	(8)
Exchange rate and other	(1)	1
Balance at end of period	$ (4)	$ (7)